Fair value measurements - Valuation Methodologies and Inputs Used for Assets Measured at Fair Value (Details) $ in Thousands				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Nov. 14, 2019	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017	[1]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor	[1]	Predecessor
Warrant liability	$ 5,492				$ 5,492														$ 5,492
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and liabilities measured at fair value	832,918	$ 601,663			832,918						$ 601,663								832,918	$ 601,663
Assets measured at fair value	$ 40,182				$ 40,182	$ 217,503									$ 217,503				$ 40,182
Fair Value, Inputs, Level 3 [Member] | Measurement Input Equity Volatility Member | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Volatility	0	0			0						0								0	0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Equity Volatility Member | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Volatility	5				5														5
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage notes receivable	$ 5,837	$ 12,091			$ 5,837						$ 12,091								$ 5,837	$ 12,091
Assets and liabilities measured at fair value	$ 832,918	$ 601,663			$ 832,918						$ 601,663								$ 832,918	$ 601,663
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Appraised Value [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment to Appraisal Value, Mortgage	0	0			0						0								0	0
Adjustment to Appraisal Value, Real estate property	0	0			0						0								0	0
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Appraised Value [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment to Appraisal Value, Mortgage	10	10			10						10								10	10
Adjustment to Appraisal Value, Real estate property	10	10			10						10								10	10
Fair Value, Recurring [Member] | Measurement Input Equity Volatility Member | Warrant Liability Member | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						0									0
Fair Value, Recurring [Member] | Measurement Input Equity Volatility Member | Warrant Liability Member | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						5									5
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 5,492				$ 5,492														$ 5,492
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant Liability Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	5,492				5,492	$ 2,346									$ 2,346				5,492
Fair Value, Nonrecurring [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						0									0
Fair Value, Nonrecurring [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						10									10
Fair Value, Nonrecurring [Member] | Real Property Member | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						0									0
Fair Value, Nonrecurring [Member] | Real Property Member | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						10									10
Fair Value, Nonrecurring [Member] | Defaulted And Impaired Loans Member | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						0									0
Fair Value, Nonrecurring [Member] | Defaulted And Impaired Loans Member | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of inputs						10									10
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage notes receivable	5,837	$ 12,091			5,837						$ 12,091								5,837	$ 12,091
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Real Property Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	5,837				5,837	$ 3,690									$ 3,690				5,837
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Defaulted And Impaired Loans Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 28,853				$ 28,853	$ 211,467									$ 211,467				$ 28,853

[1]	Predecessor periods are combined as disclosed in Note 1.